Long-Term Debt (Details 5) (USD $) In Millions, unless otherwise specified	0 Months Ended			12 Months Ended														12 Months Ended
	Jan. 11, 2008 First lien term loan A & B item	Feb. 29, 2012 Term loan A	Feb. 28, 2011 Term loan A	Feb. 29, 2012 Term loan A LIBOR	Feb. 28, 2011 Term loan A LIBOR	Feb. 29, 2012 Term loan A LIBOR Minimum	Feb. 28, 2011 Term loan A LIBOR Minimum	Feb. 29, 2012 Term loan A LIBOR Maximum	Feb. 28, 2011 Term loan A LIBOR Maximum	Feb. 29, 2012 Term loan A Prime rate	Feb. 28, 2011 Term loan A Prime rate	Feb. 29, 2012 Term loan A Prime rate Minimum	Feb. 28, 2011 Term loan A Prime rate Minimum	Feb. 29, 2012 Term loan A Prime rate Maximum	Feb. 28, 2011 Term loan A Prime rate Maximum	Feb. 29, 2012 Term loan B	Feb. 28, 2011 Term loan B	Feb. 29, 2012 Term loan B LIBOR	Feb. 28, 2011 Term loan B LIBOR	Feb. 29, 2012 Term loan B LIBOR Minimum	Feb. 28, 2011 Term loan B LIBOR Minimum	Feb. 29, 2012 Term loan B LIBOR Maximum	Feb. 28, 2011 Term loan B LIBOR Maximum	Feb. 29, 2012 Term loan B Prime rate	Feb. 28, 2011 Term loan B Prime rate	Feb. 29, 2012 Term loan B Prime rate Minimum	Feb. 28, 2011 Term loan B Prime rate Minimum	Feb. 29, 2012 Term loan B Prime rate Maximum	Feb. 28, 2011 Term loan B Prime rate Maximum
Long-Term Debt
Number of term loans	2
Variable interest rate basis				LIBOR	LIBOR					Prime Rate	Prime Rate							LIBOR	LIBOR					Prime Rate	Prime Rate
Margin added to variable interest rate basis (as a percent)				3.50%		2.00%	2.00%	3.50%	3.50%	1.50%		0.00%	0.00%	1.50%	1.50%			4.00%		3.50%	3.50%	4.00%	4.00%	2.00%		1.50%	1.50%	2.00%	2.00%
Interest rate, variable interest rate floor				1.00%	1.00%													1.00%	1.00%
Amount outstanding		$ 78.1														$ 67.3
Effective interest rate (as a percent)		4.50%	3.79%													5.02%	4.31%